3. SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	144.20%	152.60%	106.50%
Risk-free rate	2.77%	1.67%	0.92%
Expected life in years	8 years 6 months	10 years	9 years